SCOPE OF CONSOLIDATION - Acquisitions (Details) € in Millions, $ in Millions											1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 09, 2018	Nov. 01, 2018 USD ($)	Nov. 01, 2018 EUR (€)	Apr. 01, 2018 USD ($)	Dec. 21, 2017 USD ($)	Jun. 21, 2017 USD ($)	Jun. 21, 2017 EUR (€)	May 18, 2017 USD ($)	Jan. 18, 2017 USD ($)	Dec. 21, 2016 USD ($)	Sep. 30, 2018 worker	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 01, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Dec. 21, 2017 EUR (€)	Jun. 21, 2017 EUR (€)	May 18, 2017 EUR (€)	Jan. 18, 2017 EUR (€)	Dec. 21, 2016 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill/(bargain purchase gain)														$ 209	$ 0	$ 0
Capital commitments												$ 697	$ 697	697	878
Cash acquired from acquisition														13	617	63
Cash flows used in obtaining control of subsidiaries or other businesses														39	$ (16)	$ (7)
AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		94.45%	94.45%
Proportion of ownership interests held by non-controlling interests		5.55%	5.55%
Ilva
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 2,100															€ 1,800
Consideration transferred, annual installments payable		206															180
Leasing costs payable, present value at acquisition date		$ 1,540
Liabilities incurred | €																	54
Labour agreement employment commitment, number of workers | worker											10,700
Annual installments payable, term (in years)		4 years	4 years
Consideration payable related to put option		$ 122
Provisions for environmental remediation obligations												517
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		365
Trade receivables recognised as of acquisition date		439
Gross contractual amounts receivable for acquired receivables		503
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables		64
Identifiable intangible assets recognised as of acquisition date		300
Current liabilities recognised as of acquisition date		158
Favorable land lease contracts recognised as of acquisition date		76
Goodwill/(bargain purchase gain)		(209)												(209)
Business Combination, Preliminary Working Capital Adjustment		500	€ 400
Revenue of acquiree since acquisition date												398
Profit (loss) of acquiree since acquisition date												(49)
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		25
Capital commitments		$ 1,400										1,439	1,439	1,439			1,300
Capital commitments, period		7 years	7 years
Environmental capital expenditure commitments		$ 900										917	917	917			€ 800
Consideration payable		1,488
Ilva | AM Investco Italy S.r.l.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	15.00%
AMSF
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests				2.99%
Consideration payable related to put option				$ 328
Contingent consideration arrangements and indemnification assets recognised as of acquisition date												83	83	83
Trade receivables recognised as of acquisition date												92	92	92
Gross contractual amounts receivable for acquired receivables												108	108	108
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables												16	16	16
Identifiable intangible assets recognised as of acquisition date																		$ 19
Revenue of acquiree since acquisition date													285
Profit (loss) of acquiree since acquisition date													(108)
Unfavorable contracts recognised as of acquisition date												293	293	293
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 8
Proportion of ownership interest in joint venture				50.00%
Contingent liabilities recognised as of acquisition date												85	85	85
Borrowings recognised as of acquisition date												211	211	211
Cash and cash equivalents recognised as of acquisition date												13	13	13
Fair value of acquired receivables												141	141	141
Consideration payable																		$ 328
Ilva and Votorantim
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period														79,192
Profit (loss) of combined entity as if combination occurred at beginning of period														4,801
Electro-Re S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 290														€ 246
Cash acquired in excess of payments to acquire business					35
Cash acquired from acquisition					$ 325
Sumaré
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 63														€ 56
Identifiable intangible assets recognised as of acquisition date						$ 21
Percentage of voting equity interests acquired						55.50%														55.50%
Cash transferred						$ 49
Cash acquired from acquisition						14
Cash flows used in obtaining control of subsidiaries or other businesses						58	€ 52
Consideration payable						$ 5														€ 4
Crédit Agricole Reinsurance S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 208													€ 186
Cash acquired in excess of payments to acquire business								20
Cash acquired from acquisition								$ 228
Artzare S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value									$ 45													€ 43
Cash acquired in excess of payments to acquire business									5
Cash acquired from acquisition									$ 50
SCEM Reinsurance S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										$ 56													€ 54
Cash acquired in excess of payments to acquire business										7
Cash acquired from acquisition										$ 63
Sitrel | AMSF
Disclosure of detailed information about business combination [line items]
Investments in joint ventures												$ 82	$ 82	$ 82
Emission rights | Ilva
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date		$ 201